American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
May 31, 2025

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 99.1%
California — 98.7%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	900,000	903,894
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/28 (AGM)	2,620,000	2,750,800
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/31 (AGM)	1,395,000	1,455,989
ABAG Finance Authority for Nonprofit Corps. Special Tax, (Abag Finance Authority for Nonprofit Corps Assessment District No. 1999-1), 5.00%, 9/2/32 (AGM)	490,000	510,312
Alameda Community Facilities District Special Tax, (City of Alameda CA Community Facilities District No. 22-1), 5.00%, 9/1/43	1,250,000	1,257,186
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/34	3,500,000	3,545,390
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	3,000,000	3,035,552
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,550,000	4,599,702
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NPFG)(1)	9,000,000	5,924,618
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/31	2,000,000	2,260,529
Alameda County Joint Powers Authority Rev., (County of Alameda CA), 5.00%, 12/1/32	2,350,000	2,683,832
Anaheim Public Financing Authority Rev., (City of Anaheim CA), 5.00%, 9/1/35 (BAM)	8,105,000	8,305,982
Antelope Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/45(1)	1,600,000	618,552
Antelope Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/46(1)	1,535,000	560,012
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	430,508
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	726,275
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	925,911
Baldwin Park Unified School District GO, 4.00%, 8/1/31 (AGM)	6,420,000	6,447,589
Bay Area Toll Authority Rev., 5.00%, 4/1/26	3,000,000	3,055,155
Bay Area Toll Authority Rev., 5.00%, 4/1/42	4,430,000	4,675,315
Bay Area Toll Authority Rev., 5.00%, 4/1/45	1,000,000	1,040,715
Bay Area Toll Authority Rev., VRN, 2.625%, 4/1/45	10,000,000	9,933,470
Bay Area Toll Authority Rev., VRN, 2.42%, (MUNIPSA plus 0.45%), 4/1/56	3,000,000	2,977,571
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/33	1,500,000	1,551,686
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 5.00%, 8/1/34	1,785,000	1,842,840
California Community Choice Financing Authority Rev., VRN, 2.42%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	15,525,000	14,722,606
California Community Choice Financing Authority Rev., VRN, 4.00%, 2/1/52 (GA: Morgan Stanley)	11,045,000	10,920,501
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	7,500,000	7,764,441
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	6,900,000	7,217,716
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	6,545,000	6,871,732
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	4,640,000	4,934,326
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	14,410,000	15,122,246
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Pacific Life Insurance Co.)	4,330,000	4,584,373
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	10,010,000	10,605,729
California Community Choice Financing Authority Rev., VRN, 5.00%, 8/1/55 (GA: American General Life)	6,000,000	6,252,370
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	4,355,000	4,635,754
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/28	275,000	289,062
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/29	800,000	839,114
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/34	1,295,000	1,341,329
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/36	1,595,000	1,642,593
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	1,955,000	1,992,752
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	900,000	945,198
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/30	450,000	471,862
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/32	400,000	416,668
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/34	200,000	196,147

California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/36	275,000	265,490
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	250,000	234,891
California Educational Facilities Authority Rev., (Claremont McKenna College), 5.00%, 1/1/26, Prerefunded at 100% of Par(2)	750,000	759,737
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/43	3,000,000	3,295,562
California Educational Facilities Authority Rev., (Leland Stanford Junior University), 5.00%, 6/1/46	4,450,000	4,819,896
California Educational Facilities Authority Rev., (Leland Stanford Junior University), VRN, 5.00%, 3/1/55	1,150,000	1,290,003
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	308,856
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	818,819
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/34	490,000	513,755
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/35	625,000	653,170
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/37	1,485,000	1,538,222
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/38	550,000	613,355
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/39	565,000	624,756
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/40	325,000	355,438
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25(2)	1,875,000	1,888,156
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/35	4,000,000	4,666,661
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,504,921
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/37	200,000	220,661
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/38	300,000	327,309
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/39	350,000	378,700
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/40	315,000	339,213
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/41	500,000	532,817
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/42	575,000	608,308
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/43	610,000	641,265
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/44	725,000	757,908
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/45	1,010,000	1,051,332
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/35	425,000	472,277
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/36	450,000	495,707
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/37	525,000	573,012
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/39	580,000	616,593
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/40	400,000	420,511
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/41	600,000	626,877
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/42	675,000	700,112
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/43	1,100,000	1,134,270
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/44	1,000,000	1,026,949
California Enterprise Development Authority Rev., (Provident Group-Pomona Properties LLC), 5.00%, 1/15/39	650,000	671,801
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/45	1,745,000	1,749,237
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/34(3)	950,000	964,541
California Enterprise Development Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/44(3)	1,000,000	955,088
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/33	400,000	447,403
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/34	300,000	336,797
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/35	325,000	358,443
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/36	450,000	493,555
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/37	500,000	540,127
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/38	500,000	533,777
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/39	450,000	476,167
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/40	300,000	316,013
California Health Facilities Financing Authority Rev., 4.00%, 4/1/45 (BAM-TCRS)	1,000,000	921,543
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.25%, 12/1/40	4,820,000	4,957,027
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/26	3,000,000	3,024,793
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/27	6,000,000	6,049,030
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/31	2,700,000	2,715,595
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 11/15/32	400,000	402,094
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/35	2,440,000	2,445,008

California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	10,000,000	8,972,441
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/30 (GA: Children's Healthcare of California)	700,000	764,560
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/31 (GA: Children's Healthcare of California)	1,000,000	1,088,931
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County Obligated Group), 5.00%, 11/1/32 (GA: Children's Healthcare of California)	1,200,000	1,301,801
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/37	1,600,000	1,719,019
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	3,000,000	2,872,973
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/38	1,165,000	1,236,678
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/40	1,785,000	1,660,221
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/40	2,200,000	2,298,998
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/41	1,250,000	1,295,604
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/42(4)	1,800,000	1,892,328
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/43(4)	1,750,000	1,824,203
California Health Facilities Financing Authority Rev., (El Camino Healthcare Obligated Group), 5.00%, 2/1/44(4)	2,000,000	2,075,797
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	1,250,000	1,252,625
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	2,000,000	2,153,965
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/30	1,730,000	1,762,752
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/31	1,300,000	1,323,211
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/34	8,000,000	9,131,443
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRN, 2.00%, 10/1/36	3,500,000	3,476,970
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), VRN, 5.00%, 11/15/61	9,000,000	9,912,909
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,524,592
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/33	4,000,000	4,544,659
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,500,000	1,514,891
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	1,750,000	1,767,372
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/25, Prerefunded at 100% of Par(2)	2,000,000	2,019,854
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,545,743
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,081,342
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/36	6,135,000	6,303,287
California Housing Finance Agency Rev., 4.25%, 1/15/35	5,091,374	5,115,216
California Housing Finance Agency Rev., 3.50%, 11/20/35	10,088,552	9,371,767
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	5,000,000	4,833,121
California Housing Finance Agency Rev., (SV Housing Preservation LP), 4.10%, 7/1/40 (FHLMC)	6,670,000	6,390,115
California Housing Finance Agency Rev., (CR Epoca L Communities LP), Class PT, 3.70%, 11/1/37 (FNMA)	3,850,000	3,694,391
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/42	10,000,000	9,811,801
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), 3.25%, 8/1/29	1,000,000	999,719
California Infrastructure & Economic Development Bank Rev., (California State Teachers' Retirement System), 5.00%, 8/1/33	1,800,000	1,924,275
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	2,125,000	2,246,248
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/34	500,000	492,123
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/35	350,000	341,230
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/36	365,000	350,953
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/37	575,000	543,966
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/38	585,000	544,881

California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/39	630,000	580,711
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/39	200,000	206,577
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/40	650,000	593,381
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/40	255,000	262,198
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/41	425,000	382,118
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/41	290,000	296,510
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/42	250,000	253,694
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/43	400,000	403,165
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 2.67%, (MUNIPSA plus 0.70%), 12/1/50	2,500,000	2,492,635
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/28	1,105,000	1,159,697
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/45	2,600,000	2,723,587
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,670,000	1,685,362
California Municipal Finance Authority Rev., 5.00%, 12/1/40	600,000	632,504
California Municipal Finance Authority Rev., 4.00%, 12/1/43	2,100,000	1,891,443
California Municipal Finance Authority Rev., (Aldersly), 3.75%, 11/15/28	3,545,000	3,545,016
California Municipal Finance Authority Rev., (Aldersly), 4.00%, 11/15/28	940,000	947,193
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,164,911
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	1,003,106
California Municipal Finance Authority Rev., (California Baptist University), 5.125%, 11/1/40(3)	1,100,000	1,104,532
California Municipal Finance Authority Rev., (California Baptist University), 5.50%, 11/1/45(3)	1,750,000	1,708,436
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/27	300,000	309,931
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/28	150,000	156,667
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/29	225,000	234,336
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/30	225,000	233,704
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/31	200,000	207,111
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/32	225,000	232,193
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/33	225,000	231,387
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/34	250,000	256,101
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/35	225,000	229,885
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/36	250,000	254,637
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/37	775,000	786,775
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/38	300,000	303,314
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/36	5,650,000	5,883,510
California Municipal Finance Authority Rev., (Capital Facilities Development Corp.), 5.00%, 6/1/38	4,015,000	4,143,014
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/31	270,000	292,536
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/33	600,000	652,235
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/35	660,000	712,588
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/37	720,000	765,676
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/39	950,000	993,135
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/40	525,000	543,918
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	2,560,000	2,260,593
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/26	4,210,000	4,269,255
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,160,150

California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/35	7,500,000	7,695,527
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/36 (BAM)	1,200,000	1,206,313
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/38 (BAM)	750,000	739,793
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/34(3)	435,000	437,017
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/39(3)	1,130,000	1,068,624
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/30	785,000	775,609
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/31	1,635,000	1,607,528
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/32	1,700,000	1,660,273
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/34	1,240,000	1,187,972
California Municipal Finance Authority Rev., (Clinicas del Camino Real, Inc.), 4.00%, 3/1/35	500,000	474,019
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 4.00%, 12/1/25(3)	200,000	199,227
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/28(3)	100,000	103,228
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/46(3)	1,590,000	1,519,416
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,007,422
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,750,000	1,788,429
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	3,325,000	3,397,019
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	2,700,000	2,735,437
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/35	5,000,000	5,027,636
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/27	300,000	297,294
California Municipal Finance Authority Rev., (Congregational Homes, Inc. Obligated Group), 4.00%, 11/15/29	740,000	728,429
California Municipal Finance Authority Rev., (County of Orange CA), 5.00%, 6/1/37	2,990,000	3,042,773
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(3)	1,500,000	1,309,938
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	2,260,000	2,284,532
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,145,757
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,513,819
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,393,894
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,522,331
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/32	1,000,000	1,026,226
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,021,268
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	2,565,000	2,613,253
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	731,477
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,013,420
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/25	2,470,000	2,482,614
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/30	1,055,000	1,117,766
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/32	1,160,000	1,239,460
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/33	1,825,000	1,951,487
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/34	1,280,000	1,368,156
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/35	1,340,000	1,418,624
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/37	2,210,000	2,303,731
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/38	3,105,000	3,228,773
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/40	1,345,000	1,379,194
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/39	1,000,000	1,075,128
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/40	750,000	801,696
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/41	750,000	795,444
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/42	1,250,000	1,310,993
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/43	1,000,000	1,039,445
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/44	675,000	698,178
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/28	305,000	318,340
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/29	250,000	264,219
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/30	200,000	213,413
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/31	210,000	225,539

California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/32	310,000	333,957
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/33	490,000	528,120
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/34	410,000	442,028
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/35	725,000	778,775
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/36	565,000	601,786
California Municipal Finance Authority Rev., (San Jose South 1st Street Associates LP), 5.00%, 12/1/44	10,000,000	10,085,418
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	700,000
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,018,741
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,035,137
California Municipal Finance Authority Rev., (View at San Bruno LP), VRN, 5.00%, 6/1/56	1,875,000	1,962,791
California Municipal Finance Authority Rev., (Wildomar Family Housing LP), VRN, 3.05%, 12/1/64	2,300,000	2,279,906
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/25(3)	1,455,000	1,451,583
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/26(3)	1,530,000	1,513,886
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/29(3)	1,000,000	960,358
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39(3)	2,750,000	2,285,878
California Municipal Finance Authority Rev., (Witmer Manor Community Partners LP), 4.875%, 11/1/43 (FNMA)	1,450,000	1,467,990
California Municipal Finance Authority Rev., VRN, 3.54%, 2/20/41	5,915,000	5,272,386
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2020B), 4.00%, 9/1/35	1,320,000	1,259,692
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/36	585,000	566,728
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2020-4 Area No. 2), 4.00%, 9/1/41	1,610,000	1,450,271
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2021-6 Area No. 2), 5.75%, 9/1/42	1,500,000	1,579,433
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/39	400,000	408,934
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2022-6 Area No. 1), 5.00%, 9/1/44	750,000	757,122
California Pollution Control Financing Authority Rev., (Channelside Water Resources LP), 5.00%, 11/21/45(3)	3,435,000	3,399,748
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 7/1/39(3)	2,000,000	2,017,333
California Public Finance Authority Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/49	750,000	750,773
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/33	500,000	505,898
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/37	1,000,000	1,005,357
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/35	700,000	769,807
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/25	925,000	925,000
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/27	1,070,000	1,111,414
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/28	700,000	738,600
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/29	625,000	667,560
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/30	750,000	807,021
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/28	4,000,000	4,285,750
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/30	3,250,000	3,594,095
California School Finance Authority Rev., 5.00%, 6/1/37(3)	240,000	235,528
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/39(3)	250,000	256,764
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)(3)	100,000	100,263
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(3)	325,000	304,753
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	988,814
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/41(3)	525,000	456,053
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(3)	340,000	359,891
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/34(3)	505,000	509,691
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/35(3)	355,000	373,117
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/36(3)	375,000	393,108
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/37(3)	395,000	411,499
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/38(3)	465,000	431,237
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/38(3)	415,000	429,232
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/39(3)	435,000	446,417

California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/41(3)	480,000	484,951
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/43(3)	175,000	175,324
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/44(3)	185,000	184,537
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 4.00%, 7/1/48(3)	680,000	564,549
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/25(3)	150,000	150,150
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/26(3)	150,000	151,896
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(3)	160,000	164,304
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/28(3)	380,000	393,789
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/32(3)	705,000	728,308
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(3)	1,000,000	1,022,124
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.00%, 8/1/33(3)	695,000	717,658
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.25%, 8/1/38(3)	420,000	425,168
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/30(3)	250,000	252,153
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(3)	120,000	120,030
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(3)	310,000	310,301
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(3)	670,000	672,062
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(3)	635,000	589,063
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/27, Prerefunded at 100% of Par(2)(3)	260,000	269,909
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/29(3)	195,000	196,162
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/39(3)	740,000	715,948
California School Finance Authority Rev., (Value Schools), 5.00%, 7/1/33 (ST INTERCEPT)(3)	925,000	954,207
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/25	745,000	745,463
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/26	780,000	789,326
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/27	820,000	838,284
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/28	865,000	891,438
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/29	905,000	937,832
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,750,000	1,744,648
California State Public Works Board Rev., (State of California), 5.00%, 5/1/27	5,000,000	5,005,707
California State Public Works Board Rev., (State of California), 5.00%, 9/1/29	5,000,000	5,414,787
California State Public Works Board Rev., (State of California), 5.00%, 9/1/33	3,500,000	3,945,176
California State Public Works Board Rev., (State of California), 5.00%, 9/1/34	2,500,000	2,824,183
California State Public Works Board Rev., (State of California), 5.00%, 11/1/34	10,415,000	11,770,846
California State Public Works Board Rev., (State of California), 5.00%, 8/1/35	2,615,000	2,834,686
California State University Rev., 5.00%, 11/1/28	2,000,000	2,088,003
California State University Rev., 5.00%, 11/1/29	1,000,000	1,040,147
California State University Rev., 5.00%, 11/1/30	3,000,000	3,117,188
California State University Rev., 5.00%, 11/1/31	2,900,000	3,009,923
California State University Rev., 5.00%, 11/1/39	5,000,000	5,556,362
California State University Rev., VRN, 3.125%, 11/1/51	4,300,000	4,294,051
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/31 (AGM)	1,155,000	1,233,579
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/34 (AGM)	1,340,000	1,419,079
California Statewide Communities Development Authority COP, (City of Salinas CA Measure X Sales Tax Rev.), 5.00%, 12/1/38 (AGM)	1,000,000	1,032,406
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/26	1,000,000	1,010,702
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/27	1,590,000	1,606,549
California Statewide Communities Development Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 7/1/25	300,000	300,447
California Statewide Communities Development Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 5.00%, 7/1/26	325,000	332,304
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,075,271

California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,000,000	1,023,309
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,264,467
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	1,960,947
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/34	2,220,000	2,252,654
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/36	675,000	675,224
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/37	700,000	693,722
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/38	1,350,000	1,316,014
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/40	650,000	615,918
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.00%, 2/15/26, Prerefunded at 100% of Par(2)	640,000	649,171
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/37	1,605,000	1,640,351
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.125%, 8/15/47 (AGM)	350,000	355,631
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/30	145,000	148,338
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 5.00%, 4/1/31	125,000	127,763
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/32	185,000	185,577
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/36	605,000	593,689
California Statewide Communities Development Authority Rev., (Heritage Park Apartments Roseville LP), 3.70%, 4/1/35 (FNMA)	2,500,000	2,434,329
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	615,000	612,049
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/34(3)	375,000	380,962
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/39(3)	475,000	467,839
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	5,000,000	5,061,197
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(3)	1,000,000	1,011,259
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	6,500,000	6,501,701
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,055,303
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	5,175,000	5,350,389
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/36	4,560,000	4,703,944
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/38	3,825,000	3,918,193
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/27	365,000	372,326
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 5.00%, 9/1/37	2,225,000	2,262,224
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Authority Cmnty Facs Dist No. 2022-10), 5.25%, 9/1/43	650,000	665,961
California Statewide Communities Development Authority Rev., (Kaiser Foundation Hospitals), VRN, Series 2009-C3, 5.00%, 4/1/45	5,725,000	6,165,724
Carson Public Financing Authority Rev., (City of Carson CA Reassessment District No. 2001-1), 5.00%, 9/2/30	1,000,000	1,065,481
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/28 (BAM)	200,000	204,161
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 8/1/31 (BAM)	760,000	774,020
Cathedral City Redevelopment Successor Agency Tax Allocation, (Cathedral City Redevelopment Agency Successor Agency Merged Redevelopment Area), 5.00%, 8/1/25	550,000	551,501
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	5,000,000	5,233,663
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	2,900,000	3,075,292
Chaffey Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/48(1)	3,000,000	1,016,668
Chaffey Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/49(1)	1,000,000	319,628
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 4.00%, 9/1/29	350,000	353,254
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/34	655,000	694,744
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/39	835,000	858,700

Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 10), 5.00%, 9/1/44	795,000	795,510
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2003-3 Improvement Area No. 8), 4.00%, 9/1/36	1,525,000	1,473,415
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2019-1), 4.00%, 9/1/35	500,000	495,724
Chula Vista Elementary School District GO, 5.00%, 8/1/40	1,000,000	1,083,778
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/27(3)	230,000	238,824
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/32(3)	400,000	424,765
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/37(3)	385,000	396,072
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Development), 4.00%, 9/1/26(3)	70,000	70,218
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Dist No. 2020-1 Development), 4.00%, 9/1/31(3)	150,000	150,643
Clovis Unified School District GO, 4.00%, 8/1/48	4,000,000	3,654,815
Compton Unified School District COP, 4.00%, 6/1/34 (BAM)	575,000	575,213
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/39	500,000	517,237
Corona Community Facilities District Special Tax, (City of Corona CA Community Facilities District No. 2018-1 Improvement Area No. 2), 5.00%, 9/1/44	725,000	733,500
County of Sacramento Rev., (Einstein Preservation LP), Series 2024-01FN, 4.125%, 4/1/40 (FNMA)	1,240,000	1,155,273
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Dublin), 2.45%, 2/1/47(3)	1,900,000	1,508,026
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 3.20%, 9/1/46(3)	5,000,000	3,549,551
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(3)	2,000,000	1,265,331
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Pasadena Portfolio), 2.65%, 12/1/46(3)	7,895,000	5,897,739
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(3)	705,000	209,845
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/30	225,000	227,110
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/31	250,000	251,696
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/32	275,000	276,094
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/33	265,000	265,396
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/35	500,000	491,207
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/37	1,345,000	1,290,845
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/39	1,285,000	1,187,428
Desert Sands Unified School District GO, 5.00%, 8/1/27	7,000,000	7,356,669
Desert Sands Unified School District GO, 5.00%, 8/1/28	3,000,000	3,218,090
Desert Sands Unified School District GO, 5.00%, 8/1/39	1,750,000	1,793,515
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 1), 4.00%, 9/1/36	200,000	192,546
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/38	1,290,000	1,326,376
Dixon Special Tax, (City of Dixon CA Community Facilities District No. 2019-1 Improvement Area No. 2), 5.00%, 9/1/43	2,280,000	2,282,084
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.00%, 9/1/37	955,000	990,230
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 4), 5.25%, 9/1/42	2,000,000	2,059,013
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.00%, 9/1/38	785,000	809,582
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.125%, 9/1/43	1,265,000	1,289,545
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/34	350,000	395,290
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/36	600,000	668,242
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/37	450,000	497,131

East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System Revenue), 5.00%, 6/1/44	2,250,000	2,389,983
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	36,900,000	36,906,775
Eastern Municipal Water District Rev., 4.00%, 7/1/26	2,250,000	2,283,053
Eastern Municipal Water District Rev., 4.00%, 7/1/27	1,750,000	1,803,194
Eastern Municipal Water District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/40	525,000	532,485
Eastern Municipal Water District Special Tax, (Eastern Municipal Water District Community Facilities District No. 2018-80), 5.00%, 9/1/45	475,000	472,292
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/37	1,700,000	1,691,335
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	1,500,000	1,474,374
El Camino Community College District Fountation GO, 4.00%, 8/1/41	1,000,000	982,232
El Camino Community College District Fountation GO, 4.00%, 8/1/43	460,000	442,505
El Dorado Irrigation District COP, 5.00%, 3/1/41	1,345,000	1,437,059
El Dorado Irrigation District COP, 5.00%, 3/1/43	1,950,000	2,058,188
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/47(1)	3,500,000	1,226,765
El Rancho Unified School District GO, 5.75%, 8/1/48 (BAM)	625,000	693,373
El Rancho Unified School District GO, Capital Appreciation, 0.00%, 8/1/28(1)	2,665,000	2,408,414
Elk Grove Finance Authority Special Tax, (City of Elk Grove CA Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/30	1,715,000	1,742,508
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30	400,000	439,414
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	430,000	478,274
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/32	530,000	595,027
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	500,000	565,142
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34	500,000	568,243
Fairfield Community Facilities District Special Tax, (City of Fairfield CA Community Facilities District No. 2016-1 Improvement Area C), 4.00%, 9/1/36	545,000	521,423
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/26	1,120,000	1,144,296
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 18), 5.00%, 9/1/39	1,000,000	1,024,599
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/39	875,000	889,706
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 23 Area No 1), 4.00%, 9/1/35	1,690,000	1,658,900
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/39	1,200,000	1,242,285
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 109), 5.00%, 9/1/44	1,000,000	1,010,238
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/30	1,110,000	1,109,535
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/32	1,000,000	990,876
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 31), 4.00%, 9/1/36	2,230,000	2,175,854
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/32	245,000	245,031
Fontana Special Tax, (City of Fontana CA Community Facilities District No. 85), 4.00%, 9/1/36	550,000	532,346
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/29	2,100,000	2,198,590
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,495,000	1,554,311
Foothill-Eastern Transportation Corridor Agency Rev., 5.00%, 1/15/30	300,000	322,715
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	350,000	361,132
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	256,815
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	3,463,000	3,557,406
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	1,725,000	1,636,171
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	6,361,000	6,084,772
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	564,612
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	2,789,893
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	2,300,000	2,615,379
Fremont Union High School District GO, 5.00%, 8/1/34	660,000	684,065
Fremont Union High School District GO, 5.00%, 8/1/34	1,750,000	2,030,396
Fremont Union High School District GO, 5.00%, 8/1/35	2,000,000	2,302,184
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/26 (AGM)	1,650,000	1,679,651
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/28 (AGM)	1,400,000	1,451,565
Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/29 (AGM)	1,000,000	1,034,771

Fresno Joint Powers Financing Authority Rev., (City of Fresno CA), 5.00%, 4/1/30 (AGM)	1,350,000	1,394,714
Glendale Electric Rev., 5.00%, 2/1/45	5,600,000	5,695,479
Glendale Electric Rev., 5.00%, 2/1/46	800,000	812,218
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,000,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26(2)	6,000,000	6,123,133
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/27, Prerefunded at 100% of Par(2)	2,000,000	2,084,128
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)(2)	3,000,000	3,000,000
Goleta Water District Rev., 5.00%, 9/1/31 (BAM)	400,000	448,535
Goleta Water District Rev., 5.00%, 9/1/33 (BAM)	200,000	227,611
Goleta Water District Rev., 5.00%, 9/1/34 (BAM)	425,000	478,682
Hanford Joint Union High School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	2,235,000	1,090,548
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(3)	10,925,000	9,980,961
Hayward Unified School District GO, 4.00%, 8/1/36 (BAM)	1,000,000	993,396
Hayward Unified School District GO, 4.00%, 8/1/37 (BAM)	1,000,000	985,330
Hayward Unified School District GO, 4.00%, 8/1/39 (BAM)	2,360,000	2,283,814
Hayward Unified School District GO, 4.00%, 8/1/43 (BAM)	4,520,000	4,176,540
Hercules Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/42 (AGM)	7,235,000	7,519,329
Hesperia Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33 (AGM)	4,195,000	4,409,688
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/30	440,000	474,688
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/31	400,000	430,135
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/32	525,000	562,448
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/36	1,015,000	1,022,904
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/38	4,075,000	4,268,603
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax Rev.), 4.00%, 6/1/41 (AGM)(3)	900,000	861,012
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/36 (AGM)(3)	1,450,000	1,406,237
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	509,949
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	241,576
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	512,128
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	511,151
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	305,460
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	869,119
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	506,356
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,677,135
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,777,499
Irvine Special Assessment, (City of Irvine CA Reassessment District No. 15-1), 5.00%, 9/2/26	1,500,000	1,538,195
Irvine Facilities Financing Authority Rev., (City of Irvine CA), 5.25%, 5/1/43	2,500,000	2,517,638
Irvine Unified School District Special Tax, 4.00%, 9/1/27	1,735,000	1,755,973
Irvine Unified School District Special Tax, 4.00%, 9/1/34	2,285,000	2,275,006
Irvine Unified School District Special Tax, 4.00%, 9/1/35	995,000	983,211
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,496,753
Irvine Unified School District Special Tax, 4.00%, 9/1/38	2,720,000	2,577,962
Irvine Unified School District Special Tax, (Community Facilities District No. 1), 5.00%, 9/1/29	1,910,000	2,030,717
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/26	635,000	647,915
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/29	360,000	383,633
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/31	345,000	365,882
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 5.00%, 9/1/33	395,000	416,098
Irvine Unified School District Special Tax, (Irvine Unified School District Community Facilities District No. 09-1), 4.00%, 9/1/37	570,000	559,201
Kentfield School District GO, 5.00%, 8/1/39	1,010,000	1,120,345
Kentfield School District GO, 5.00%, 8/1/41	980,000	1,063,003
Kentfield School District GO, 5.00%, 8/1/44	360,000	381,694
Kern Community College District GO, 5.00%, 8/1/39	2,000,000	2,183,172

Kern Community College District GO, 5.00%, 8/1/40	1,000,000	1,082,318
La Mesa-Spring Valley School District GO, 4.00%, 8/1/42	350,000	335,993
La Mesa-Spring Valley School District GO, 4.00%, 8/1/43	335,000	319,007
La Mesa-Spring Valley School District GO, 5.00%, 8/1/47	1,250,000	1,297,799
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	601,767
Lee Lake Water District Financing Corp. Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Area No. 2), 4.00%, 9/1/36	930,000	900,148
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co., Inc.)	1,920,000	2,034,610
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co., Inc.)	1,625,000	1,784,999
Long Beach Marina System Rev., 5.00%, 5/15/36	1,925,000	2,123,340
Long Beach Marina System Rev., 5.00%, 5/15/37	2,005,000	2,191,374
Long Beach Marina System Rev., 5.00%, 5/15/38	2,220,000	2,397,611
Long Beach Marina System Rev., 5.00%, 5/15/39	890,000	953,540
Long Beach Unified School District GO, 5.00%, 8/1/28	5,000,000	5,131,632
Long Beach Unified School District GO, 5.00%, 8/1/32	3,985,000	4,079,748
Los Alamitos Unified School District COP, Capital Appreciation, VRN, 6.05%, 8/1/42	3,200,000	3,448,801
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,163,444
Los Angeles Community College District GO, 5.00%, 8/1/32	5,000,000	5,716,894
Los Angeles Community College District GO, 4.00%, 8/1/39	10,000,000	9,747,942
Los Angeles Community Facilities District Special Tax, (City of Los Angeles CA Community Facilities District No. 4 Playa Vista Phase 1), 5.00%, 9/1/30 (AGC)	775,000	851,365
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.1), 5.00%, 9/1/42	1,800,000	1,825,810
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 6/1/25	10,000,000	10,000,000
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/32	5,000,000	5,293,335
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.25%, 12/1/44	2,000,000	2,138,785
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 14), 5.00%, 10/1/26	2,700,000	2,719,893
Los Angeles Department of Airports Rev., 5.00%, 5/15/29, Prerefunded at 100% of Par(2)	1,565,000	1,697,395
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,392,707
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,286,114
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,540,356
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	5,000,000	5,296,133
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	935,000	971,050
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	2,545,000	2,521,283
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	7,000,000	7,306,547
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,520,000	1,610,436
Los Angeles Department of Airports Rev., 5.00%, 5/15/41	2,600,000	2,734,210
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/39	5,000,000	5,202,992
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	6,250,000	6,389,434
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/43	1,900,000	1,930,414
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), VRDN, 3.00%, 6/2/25 (SBBPA: Royal Bank of Canada)	6,795,000	6,795,000
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), VRDN, 3.10%, 6/2/25 (SBBPA: Bank of America N.A.)	850,000	850,000
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), VRDN, 3.15%, 6/2/25 (SBBPA: Bank of America N.A.)	7,035,000	7,035,000
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/41	3,470,000	3,563,150
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/42	3,960,000	4,054,048
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/29	6,030,000	6,236,410
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	3,775,000	3,915,372
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	3,000,000	3,099,031
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/41	7,480,000	7,494,136
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42	1,790,000	1,832,512

Los Angeles Department of Water & Power Water System Rev., VRDN, 3.00%, 6/2/25 (SBBPA: Barclays Bank PLC)	870,000	870,000
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	2,000,000	1,945,756
Los Angeles Unified School District COP, 5.00%, 10/1/25	295,000	296,933
Los Angeles Unified School District COP, 5.00%, 10/1/25(2)	435,000	437,821
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	2,560,216
Los Angeles Unified School District GO, 5.00%, 7/1/27	2,345,000	2,451,373
Los Angeles Unified School District GO, 5.00%, 7/1/28	1,750,000	1,865,734
Los Angeles Unified School District GO, 5.00%, 7/1/35	5,000,000	5,694,189
Los Angeles Unified School District GO, 5.25%, 7/1/40	4,000,000	4,394,681
Los Angeles Unified School District GO, 5.25%, 7/1/47	4,000,000	4,191,676
Los Angeles Wastewater System Rev., 5.00%, 6/1/31	3,700,000	3,702,805
Los Angeles Wastewater System Rev., 5.00%, 6/1/35	1,500,000	1,568,926
Los Rios Community College District GO, 5.00%, 8/1/26	3,250,000	3,333,297
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	5,184,023
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	1,000,000	1,003,932
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/43	2,100,000	2,108,258
Menifee Union School District GO, 4.00%, 8/1/46	5,000,000	4,686,824
Menifee Union School District Special Tax, (Menifee Union School District Community Facilities District No. 2011-1 Area No. 5), 4.00%, 9/1/36	500,000	480,936
Metropolitan Water District of Southern California Rev., 4.00%, 10/1/25	2,000,000	2,007,251
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	1,600,000	1,792,518
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/36	1,700,000	1,889,705
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/36	1,175,000	1,283,154
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/37	1,000,000	1,103,646
Metropolitan Water District of Southern California Rev., VRDN, 1.22%, 6/6/25 (SBBPA: Bank of America N.A.)	1,000,000	1,000,000
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/27	3,000,000	3,072,343
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/31	3,895,000	4,086,761
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,336,467
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	6,317,340
Monterey Peninsula Community College District GO, 4.00%, 8/1/42	445,000	432,446
Monterey Peninsula Community College District GO, 4.00%, 8/1/43	875,000	841,721
Monterey Peninsula Community College District GO, 4.00%, 8/1/44	650,000	616,141
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/36	750,000	727,224
Moreno Valley Unified School District Community Facilities District Special Tax, (Moreno Valley Unified School District Community Facilities District No. 2018-1), 4.00%, 9/1/41	1,625,000	1,472,274
Mount San Antonio Community College District GO, 5.00%, 8/1/42	2,900,000	3,138,438
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/33	4,135,000	4,397,602
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(1)	7,495,000	6,419,188
Mountain View-Whisman School District GO, 4.25%, 9/1/45	5,750,000	5,550,045
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,000,000	1,177,967
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	5,880,000	6,926,444
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,180,000	1,392,904
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	1,425,000	1,682,108
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 5.00%, 11/1/25	750,000	755,617
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/33	2,850,000	2,850,758
Napa Valley Community College District GO, Capital Appreciation, 4.00%, 8/1/34	1,500,000	1,500,248
Napa Valley Unified School District GO, 5.00%, 8/1/43	350,000	374,341
Napa Valley Unified School District GO, 5.00%, 8/1/44	250,000	265,963
Napa Valley Unified School District GO, 5.00%, 8/1/45	500,000	529,617
New Hampshire Business Finance Authority Rev., VRN, 3.81%, 7/20/39	6,097,541	5,546,224
New Haven Unified School District GO, 4.00%, 8/1/38	250,000	247,725
North Lake Tahoe Public Financing Authority Rev., (County of Placer CA), 5.25%, 12/1/42	3,250,000	3,482,962
Northern California Energy Authority Rev., VRN, 5.00%, 12/1/54 (GA: Pacific Life Insurance Co.)	10,000,000	10,451,344
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/38	500,000	559,182

Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/39	1,000,000	1,110,544
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,018,284
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,016,933
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	1,884,510
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/36	1,825,000	1,830,141
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/37	1,900,000	1,891,002
Novato Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 9/1/38	1,420,000	1,390,534
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,201,438
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	650,000	651,892
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,185,000	1,210,093
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/40 (AGM)	1,500,000	1,635,516
Oakland Unified School District/Alameda County GO, 5.25%, 8/1/41 (AGM)	2,250,000	2,435,909
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/39	500,000	515,711
Ontario Special Tax, (City of Ontario CA Community Facilities District No. 35), 5.00%, 9/1/44	500,000	504,007
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	325,166
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	342,011
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	232,165
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.00%, 9/1/38	1,200,000	1,251,132
Ontario Community Facilities District No. 56 Special Tax, (City of Ontario CA Community Facilities District No. 56), 5.25%, 9/1/43	1,000,000	1,032,093
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/32	550,000	577,344
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/33	575,000	603,062
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/34	605,000	635,742
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/39	1,150,000	1,181,769
Ontario Montclair School District GO, 4.00%, 8/1/48	3,000,000	2,776,824
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 3.00%, 9/2/25	285,000	284,778
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/26	600,000	615,502
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/28	600,000	640,008
Orange County Special Assessment, (County of Orange CA Reassessment District No. 17-1R), 5.00%, 9/2/30	875,000	931,242
Orange County Airport Rev., 5.00%, 7/1/25(2)	1,000,000	1,001,515
Orange County Airport Rev., 5.00%, 7/1/26(2)	1,000,000	1,023,333
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/29	2,000,000	2,036,692
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/30	2,220,000	2,258,884
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/32	2,575,000	2,615,035
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/37	1,300,000	1,362,967
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,713,538
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	1,200,000	1,247,146
Orange County Sanitation District Rev., 5.00%, 2/1/36	6,130,000	6,190,148
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/34	1,685,000	1,375,823
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	3,500,000	2,772,590
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater), 5.00%, 6/1/25 (AGM)	2,000,000	2,000,000
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater), 5.00%, 6/1/26 (AGM)	3,690,000	3,694,412
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater), 5.00%, 6/1/28 (AGM)	1,515,000	1,517,148
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater), 5.00%, 6/1/32 (AGM)	2,500,000	2,503,048
Oxnard Financing Authority Rev., (City of Oxnard CA Wastewater), 5.00%, 6/1/33 (AGM)	1,000,000	1,001,211
Oxnard School District GO, 5.00%, 8/1/41 (BAM)	1,000,000	1,059,689
Oxnard School District GO, 5.00%, 8/1/44 (BAM)	1,190,000	1,249,044
Oxnard School District GO, VRN, 5.00%, 8/1/25, Prerefunded at 100% of Par (AGM)(2)	3,750,000	3,762,039
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	362,329
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NPFG)	2,150,000	2,202,724

Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NPFG)	2,075,000	2,121,719
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NPFG)	1,215,000	1,239,967
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	651,260
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	478,235
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	707,034
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	3,704,026
Palomar Health GO, (Palomar Health Obligated Group), 5.00%, 8/1/28	1,340,000	1,340,946
Palomar Health GO, (Palomar Health Obligated Group), Capital Appreciation, 7.00%, 8/1/38 (AGC)	3,330,000	3,643,999
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/29	4,585,000	4,419,748
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	4,080,000	3,546,351
Palos Verdes Peninsula Unified School District GO, Capital Appreciation, 0.00%, 8/1/33(1)	2,600,000	1,962,661
Paradise Unified School District COP, 5.25%, 5/1/44	1,000,000	1,001,344
Paradise Unified School District COP, 5.25%, 5/1/48	2,620,000	2,578,330
Pasadena Area Community College District GO, 5.00%, 8/1/48	3,320,000	3,478,245
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/40(1)	1,000,000	502,290
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/41(1)	1,000,000	472,043
Pasadena Public Financing Authority Rev., (City of Pasadena CA), Capital Appreciation, 0.00%, 6/1/42(1)	1,000,000	442,908
Pasadena Unified School District GO, 5.00%, 8/1/29	2,700,000	2,938,135
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/31	1,045,000	1,124,663
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/32	785,000	844,400
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	300,000	320,411
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/37	435,000	461,917
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/38	550,000	578,425
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/39	1,210,000	1,264,275
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/41	3,625,000	3,838,071
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/27 (AGM)	3,340,000	3,424,039
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,071,995
Pleasanton Unified School District GO, 4.00%, 8/1/42	3,280,000	3,160,294
Pomona Unified School District GO, 6.55%, 8/1/29 (NPFG)	640,000	691,865
Pomona Unified School District GO, 5.00%, 8/1/42	150,000	161,376
Pomona Unified School District GO, 5.00%, 8/1/43	200,000	214,042
Pomona Unified School District GO, 5.00%, 8/1/44	400,000	425,984
Port of Los Angeles Rev., 5.00%, 8/1/41	665,000	731,009
Port of Los Angeles Rev., 5.00%, 8/1/42	500,000	545,534
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/38(1)	2,000,000	1,152,770
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,373,733
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,630,000	1,664,556
Rancho Cucamonga Redevelopment Successor Agency Tax Allocation, (Rancho Cucamonga Redev Agency Successor Agency Rancho Redev Project Area), 5.00%, 9/1/31	1,775,000	1,988,219
Rancho Cucamonga Redevelopment Successor Agency Tax Allocation, (Rancho Cucamonga Redev Agency Successor Agency Rancho Redev Project Area), 5.00%, 9/1/32	1,000,000	1,131,707
Rancho Santa Fe Community Services District Special Tax, (Rancho Santa Fe Community Services District Community Facilities District No. 1), 5.00%, 9/1/27	1,500,000	1,533,428
Ravenswood City School District GO, 5.25%, 8/1/45 (AGM)	3,375,000	3,533,847
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/30 (AMBAC)(1)	3,305,000	2,745,929
Redwood City School District GO, 5.00%, 8/1/38	200,000	222,944
Redwood City School District GO, 5.00%, 8/1/39	250,000	276,984
Redwood City School District GO, 5.00%, 8/1/40	350,000	383,957
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,059,459
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	2,900,000	3,224,584
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,027,357
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	6,000,000	6,619,165
Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/46 (BAM)(1)	1,000,000	358,782

Rialto Unified School District GO, Capital Appreciation, 0.00%, 8/1/47 (BAM)(1)	1,175,000	398,907
Rio Hondo Community College District GO, 5.00%, 8/1/43	1,000,000	1,065,273
Rio Hondo Community College District GO, Capital Appreciation, 0.00%, 8/1/36(1)	6,400,000	4,120,322
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/27 (AGM)	250,000	262,280
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/28 (AGM)	500,000	534,052
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/34 (AGM)	1,000,000	1,136,793
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/35 (AGM)	1,325,000	1,483,672
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/36 (AGM)	1,000,000	1,109,518
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/37 (AGM)	750,000	823,922
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	2,500,000	2,339,751
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,820,000	1,624,273
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)(2)	465,000	426,424
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	535,000	479,038
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	826,264
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	1,233,136
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,635,287
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,411,862
Riverside Sewer Rev., 5.00%, 8/1/28	1,935,000	1,941,412
Riverside Sewer Rev., 5.00%, 8/1/29	1,330,000	1,334,203
Riverside Sewer Rev., 5.00%, 8/1/35	3,750,000	3,936,034
Riverside Sewer Rev., 5.00%, 8/1/37	3,265,000	3,403,737
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/40	1,275,000	1,285,596
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/45	1,500,000	1,491,448
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/36	1,000,000	1,027,238
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/37	1,100,000	1,126,420
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Area No. 4), 5.00%, 9/1/38	1,000,000	1,020,091
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-1), 5.00%, 9/1/44	565,000	571,624
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/40	250,000	253,378
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/45	1,500,000	1,499,002
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/38	250,000	259,775
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2017-1 Impt Area 2), 5.00%, 9/1/43	425,000	430,888
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/34	250,000	263,093
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/39	1,000,000	1,017,080
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44	550,000	542,586
Roseville Special Tax, (City of Roseville CA Creekview Community Facilities District No. 1 Area No. 1), 5.00%, 9/1/40	1,260,000	1,276,360
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/26	1,075,000	1,100,179
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/28	1,025,000	1,062,708
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/30	1,390,000	1,429,213
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/32	1,245,000	1,275,030
Roseville Special Tax, (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1), 5.00%, 9/1/34	1,045,000	1,066,809
Roseville Special Tax, (City of Roseville CA SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/37	350,000	336,870
Roseville Water Utility COP, 5.00%, 12/1/26	1,690,000	1,711,099

Roseville Water Utility COP, 5.00%, 12/1/27	2,250,000	2,274,885
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 3.00%, 9/1/25	450,000	448,836
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/27	570,000	577,260
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/29	710,000	722,789
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/30	265,000	269,535
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/31	220,000	223,173
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/32	315,000	318,312
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/34	560,000	558,406
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/36	660,000	644,551
Sacramento Special Tax, (City of Sacramento CA Greenbriar Community Facs District No. 2018-03 Area No. 1), 4.00%, 9/1/41	1,000,000	912,336
Sacramento County Airport System Rev., 5.00%, 7/1/33	1,450,000	1,518,371
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,044,038
Sacramento County Airport System Rev., 5.00%, 7/1/34	1,000,000	1,136,705
Sacramento County Airport System Rev., 5.00%, 7/1/35	1,000,000	1,040,916
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 4.00%, 11/1/25	17,140,000	17,172,972
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	2,000,000	2,008,200
Sacramento Municipal Utility District Rev., 5.00%, 8/15/26	6,500,000	6,673,081
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	3,000,000	3,156,784
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	4,000,000	4,295,160
Sacramento Municipal Utility District Rev., 5.00%, 8/15/36	7,465,000	8,048,795
Sacramento Municipal Utility District Rev., 5.00%, 11/15/40	890,000	974,905
Sacramento Municipal Utility District Rev., 5.00%, 11/15/41	4,350,000	4,721,740
Sacramento Municipal Utility District Rev., 5.00%, 11/15/42	1,000,000	1,076,756
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,364,712
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/36	3,220,000	3,322,537
Sacramento Transient Occupancy Tax Rev., 5.00%, 6/1/38	1,000,000	1,022,220
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/25	1,050,000	1,057,647
Sacramento Transportation Authority Sales Tax Rev., 5.00%, 10/1/26	825,000	851,786
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,285,580
San Diego County COP, 5.00%, 10/1/48	4,735,000	4,913,968
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	679,404
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,037,949
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	880,875
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,034,404
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	722,023
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,028,315
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	1,000,000	1,038,759
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/38	1,300,000	1,444,923
San Diego County Water Authority Rev., 5.00%, 5/1/26	2,390,000	2,392,564
San Diego County Water Authority Rev., 5.00%, 5/1/27	3,485,000	3,488,887
San Diego County Water Authority Rev., 5.00%, 5/1/28	3,000,000	3,190,639
San Diego County Water Authority Rev., 4.00%, 5/1/34	1,900,000	1,975,017
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility), 5.00%, 5/15/28	10,000,000	10,208,759
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility), 5.00%, 8/1/38	5,000,000	5,152,998
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Sewer Utility), 5.00%, 5/15/39	1,800,000	1,952,816
San Diego Unified School District GO, 5.00%, 7/1/31	500,000	561,659
San Diego Unified School District GO, 5.00%, 7/1/34	1,000,000	1,155,421
San Diego Unified School District GO, 5.00%, 7/1/36	500,000	567,716

San Diego Unified School District GO, 5.00%, 7/1/41	900,000	1,010,336
San Diego Unified School District GO, 5.00%, 7/1/42	500,000	556,007
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/39(1)	1,410,000	728,919
San Francisco Bay Area Rapid Transit District GO, 5.00%, 8/1/40	5,000,000	5,393,951
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	7,425,000	6,945,529
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,502,471
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/39	6,000,000	6,240,734
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/40	1,000,000	1,075,398
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,062,237
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.25%, 10/1/42	1,000,000	1,069,344
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 4.00%, 10/1/48	2,485,000	2,568,108
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/26	425,000	425,641
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/27	550,000	550,537
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/28	370,000	370,357
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/29 (AGC)	1,980,000	2,141,656
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/30 (AGC)	1,095,000	1,193,321
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/31	400,000	400,270
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/31 (AGC)	1,095,000	1,207,147
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/32 (AGC)	1,250,000	1,389,729
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/33 (AGC)	1,290,000	1,442,600
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/34 (AGC)	2,900,000	3,255,830
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/35 (AGC)	1,150,000	1,292,922
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/36 (AGC)	1,240,000	1,383,943
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/37 (AGC)	2,160,000	2,387,066
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/38 (AGC)	3,080,000	3,364,698
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/39 (AGC)	645,000	698,974
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/40 (AGC)	685,000	737,192
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,056,571
San Francisco Public Utilities Commission Water Rev., 5.25%, 11/1/48	6,945,000	7,325,573
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	849,138
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	1,500,000	1,523,942
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	7,809,000	7,933,642
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/35	1,730,000	1,750,460
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/36	1,400,000	1,407,779
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/44	986,000	891,805
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,045,000	1,045,162
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	5,000,000	4,776,549
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/36	150,000	146,489
San Luis Obispo County Financing Authority Rev., (County of San Luis Obispo CA), 5.50%, 11/15/47	4,000,000	4,272,619
San Mateo County Transit District Rev., (San Mateo County Transit District Sales Tax), 3.375%, 6/1/34	5,835,000	5,835,000
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer), 5.00%, 8/1/34	1,050,000	1,128,695
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer), 4.00%, 8/1/35	1,100,000	1,104,843
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer), 5.00%, 8/1/36	1,885,000	2,012,125

San Mateo Foster City Public Financing Authority Rev., (Estero Municipal Improvement District), 5.00%, 8/1/25(2)	3,940,000	3,953,960
San Mateo Foster City School District GO, 5.00%, 8/1/40	1,000,000	1,086,741
San Mateo Foster City School District GO, 5.00%, 8/1/41	1,150,000	1,241,866
San Mateo Foster City School District GO, 4.00%, 8/1/42	1,000,000	984,429
San Mateo Union High School District GO, Capital Appreciation, 0.00%, 9/1/33(1)	2,000,000	1,938,177
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/28	1,345,000	1,430,414
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/29	1,345,000	1,452,622
San Pablo Redevelopment Successor Agency Tax Allocation, 5.00%, 6/15/31	335,000	371,387
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	720,000	764,821
Santa Ana Gas Tax Rev., 5.00%, 1/1/35	1,260,000	1,333,792
Santa Ana Gas Tax Rev., 5.00%, 1/1/37	1,260,000	1,318,123
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/29	1,515,000	1,633,937
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/31	845,000	906,438
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/33	840,000	895,906
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/35	2,035,000	2,148,855
Santa Barbara Financing Authority Rev., (City of Santa Barbara CA Airport), 5.00%, 4/1/38	1,000,000	1,042,431
Santa Clara Valley Water District Safe Clean Water COP, 5.00%, 12/1/26	2,000,000	2,066,504
Santa Clarita Community College District GO, 5.25%, 8/1/45	3,000,000	3,220,855
Santa Clarita Community College District GO, 5.25%, 8/1/48	3,500,000	3,729,334
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,504,512
Santa Monica Redevelopment Agency Tax Allocation, (Santa Monica Redevelopment Agency Successor Agy Earthquake Recovery Redev Proj), 5.875%, 7/1/42	1,000,000	1,001,984
Santa Paula Special Tax, (City of Santa Paula CA Harvest Community Facilities District No. 1 Area A), 5.00%, 9/1/40	1,000,000	1,020,436
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/31 (AGM)	2,090,000	2,248,590
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 5.00%, 2/1/32 (AGM)	1,900,000	2,035,390
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 4.00%, 2/1/33 (AGM)	2,000,000	2,014,916
Santa Paula Utility Authority Rev., (City of Santa Paula CA), 4.00%, 2/1/34 (AGM)	600,000	602,291
Sierra Joint Community College District GO, 4.00%, 8/1/48	4,000,000	3,700,218
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NPFG)	715,000	715,000
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NPFG)	1,100,000	1,124,698
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NPFG)	1,325,000	1,348,919
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)(2)	15,000	16,157
South Bayside Waste Management Authority Rev., 5.00%, 9/1/33 (AGM)	435,000	462,417
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)(2)	70,000	75,401
South Bayside Waste Management Authority Rev., 5.00%, 9/1/36 (AGM)	2,040,000	2,145,807
South Bayside Waste Management Authority Rev., 5.00%, 9/1/39 (AGM)	2,450,000	2,526,950
South Bayside Waste Management Authority Rev., 5.00%, 9/1/40 (AGM)(2)	80,000	86,172
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/37	1,935,000	2,131,316
South Orange County Public Financing Authority Rev., (County of Orange CA), 5.00%, 6/1/38	1,400,000	1,526,333
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,127,905
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,017,453
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,200,737
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,401,435
Southern California Public Power Authority Rev., 5.00%, 11/1/28 (GA: Goldman Sachs Group, Inc.)	835,000	856,641
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System), VRN, 3.70%, 7/1/40	2,250,000	2,246,101
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/48	6,250,000	6,282,290
Southern California Water Replenishment District Rev., 5.00%, 8/1/35	2,190,000	2,295,286
Southern California Water Replenishment District Rev., 5.00%, 8/1/37	2,170,000	2,255,615
State Center Community College District GO, 5.00%, 8/1/47	6,000,000	6,212,690
State of California GO, 5.00%, 9/1/28	10,000,000	10,692,044
State of California GO, 5.00%, 11/1/28	5,000,000	5,361,320
State of California GO, 5.00%, 9/1/31	3,685,000	4,109,806
State of California GO, 5.00%, 8/1/33	7,000,000	7,913,513
State of California GO, 4.00%, 3/1/36	700,000	712,017

State of California GO, 4.00%, 3/1/37	825,000	832,822
State of California GO, 4.00%, 3/1/37	10,100,000	10,133,486
State of California GO, 4.00%, 9/1/37	1,250,000	1,254,625
State of California GO, 4.00%, 3/1/38	1,000,000	1,005,162
State of California GO, 4.00%, 3/1/38	5,000,000	4,987,321
State of California GO, 5.00%, 4/1/38	3,500,000	3,648,508
State of California GO, 5.00%, 9/1/39	5,000,000	5,435,536
State of California GO, 4.00%, 10/1/39	9,500,000	9,369,914
State of California GO, 4.00%, 10/1/41	6,595,000	6,453,984
State of California GO, 5.00%, 3/1/42	1,000,000	1,078,117
State of California GO, 4.00%, 4/1/42	7,500,000	7,247,362
State of California GO, 4.00%, 9/1/42	1,000,000	965,744
State of California GO, 5.00%, 9/1/42	2,025,000	2,070,052
State of California GO, 5.00%, 9/1/42	4,000,000	4,243,445
State of California GO, 5.00%, 3/1/43	1,000,000	1,070,531
State of California GO, 5.25%, 10/1/45	1,430,000	1,521,903
Stockton Public Financing Authority Rev., (City of Stockton CA Water), 5.00%, 10/1/30 (BAM)	1,000,000	1,062,070
Stockton Public Financing Authority Rev., (City of Stockton CA Water), 5.00%, 10/1/31 (BAM)	1,000,000	1,058,211
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,535,998
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	1,841,651
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	1,864,948
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,017,158
Stockton Unified School District GO, 5.00%, 8/1/35 (AGM)	1,110,000	1,234,516
Stockton Unified School District GO, 5.00%, 8/1/35 (AGM)	2,375,000	2,641,418
Stockton Unified School District GO, 5.00%, 8/1/36 (AGM)	850,000	935,770
Stockton Unified School District GO, 5.00%, 8/1/36 (AGM)	1,325,000	1,458,701
Stockton Unified School District GO, 5.00%, 8/1/39 (AGM)	1,000,000	1,076,969
Stockton Unified School District GO, 5.00%, 8/1/40 (AGM)	500,000	535,362
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/29	225,000	235,770
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/31	330,000	349,294
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/32	385,000	408,588
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/33	445,000	471,794
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	525,997
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,211,064
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	798,235
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	781,157
Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/27 (AGM)	1,060,000	1,109,353
Temescal Valley Water District Public Financing Authority Special Tax, 5.00%, 9/1/28 (AGM)	1,130,000	1,203,853
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/30	1,000,000	1,049,179
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/28	425,000	439,281
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/33	3,220,000	3,317,922
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/38	3,270,000	3,311,964
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.25%, 9/1/38	700,000	730,003
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 2), 5.625%, 9/1/43	1,400,000	1,458,268
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/26	1,185,000	1,204,899
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/28	1,310,000	1,353,654

Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	800,000	832,928
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/30	1,440,000	1,496,068
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/31	750,000	776,585
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/32	1,000,000	1,033,970
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/33	815,000	837,524
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/34	300,000	307,145
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/35	300,000	306,017
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/37	700,000	712,823
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/38	320,000	321,256
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/39	1,000,000	1,008,161
Truckee Redevelopment Successor Agency Tax Allocation, 4.00%, 9/1/32 (AGM)	330,000	336,422
Tulare Local Health Care District GO, 4.00%, 8/1/27 (BAM)	585,000	596,623
Tulare Local Health Care District GO, 4.00%, 8/1/28 (BAM)	435,000	446,819
Tulare Local Health Care District GO, 4.00%, 8/1/29 (BAM)	740,000	763,082
Tustin Community Facilities District Special Tax, (City of Tustin CA Community Facilities District No. 06-1), 5.00%, 9/1/28	1,000,000	1,004,101
Tustin Community Facilities District Special Tax, (City of Tustin CA Community Facilities District No. 06-1), 5.00%, 9/1/30	1,000,000	1,003,798
University of California Rev., 4.00%, 5/15/26	2,415,000	2,442,411
University of California Rev., 5.00%, 5/15/26	17,900,000	18,270,281
University of California Rev., 5.00%, 5/15/29	4,000,000	4,327,076
University of California Rev., 5.00%, 5/15/29	14,500,000	15,685,649
University of California Rev., 5.00%, 5/15/37	10,500,000	11,552,414
University of California Rev., 5.25%, 5/15/37	5,000,000	5,659,965
University of California Rev., 5.00%, 5/15/42	2,500,000	2,587,128
University of California Rev., 5.00%, 5/15/43	7,500,000	7,874,242
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,083,335
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/29	1,510,000	1,567,018
Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/32	1,475,000	1,523,934
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/36	1,000,000	983,119
Walnut Energy Center Authority Rev., 5.00%, 1/1/26	2,425,000	2,455,218
Walnut Energy Center Authority Rev., 5.00%, 1/1/27	1,645,000	1,703,859
Washington Township Health Care District GO, 5.25%, 8/1/37	150,000	166,139
Washington Township Health Care District GO, 5.25%, 8/1/38	200,000	219,304
Washington Township Health Care District GO, 5.25%, 8/1/39	300,000	326,505
Washington Township Health Care District GO, 5.25%, 8/1/40	500,000	541,904
Washington Township Health Care District Rev., 5.00%, 7/1/27	755,000	779,032
Washington Township Health Care District Rev., 5.00%, 7/1/41	300,000	295,700
Washington Township Health Care District Rev., 5.00%, 7/1/42	250,000	244,305
Washington Township Health Care District Rev., 5.00%, 7/1/43	225,000	218,383
West Contra Costa Unified School District GO, 5.00%, 8/1/34 (BAM)	400,000	452,778
West Contra Costa Unified School District GO, 5.00%, 8/1/34 (BAM)	2,000,000	2,263,889
West Contra Costa Unified School District GO, 4.00%, 8/1/41 (BAM)	900,000	867,095
West Valley-Mission Community College District GO, 5.00%, 8/1/38	1,000,000	1,098,285
Western Placer Waste Management Authority Rev., 4.00%, 6/1/42	4,770,000	4,440,478
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,175,041
Whittier Union High School District GO, 4.00%, 8/1/43	2,000,000	1,931,279
Whittier Union High School District GO, 4.00%, 8/1/46	4,000,000	3,754,682

William S Hart Union High School District Special Tax, (William S Hart Union High School District Cmnty Facs Dist No. 2021-1 Impt Area A), 5.00%, 9/1/44	385,000	385,812
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(1)	2,210,000	1,799,503
Yosemite Community College District GO, Capital Appreciation, VRN, 0.00%, 8/1/42	1,410,000	1,125,193
		1,980,200,879
Guam — 0.2%
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/30	100,000	105,874
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/31	100,000	106,494
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/32	100,000	106,572
Antonio B Won Pat International Airport Authority Rev., 5.00%, 10/1/33	100,000	107,011
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	350,246
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	505,035
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	918,002
Guam Power Authority Rev., 5.00%, 10/1/26	450,000	460,048
Guam Power Authority Rev., 5.00%, 10/1/27	300,000	311,680
Guam Power Authority Rev., 5.00%, 10/1/28	300,000	315,741
Guam Power Authority Rev., 5.00%, 10/1/29	400,000	424,937
Guam Power Authority Rev., 5.00%, 10/1/30	150,000	160,607
Guam Power Authority Rev., 5.00%, 10/1/34	750,000	816,503
		4,688,750
Puerto Rico — 0.2%
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,662,019	858,017
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(1)	10,000,000	2,360,755
		3,218,772
TOTAL MUNICIPAL SECURITIES (Cost $2,022,668,436)		1,988,108,401
AFFILIATED FUNDS(5) — 0.3%
American Century California Municipal Bond ETF (Cost $6,067,506)	120,200	5,820,084
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $2,028,735,942)		1,993,928,485
OTHER ASSETS AND LIABILITIES — 0.6%		11,595,424
TOTAL NET ASSETS — 100.0%		$2,005,523,909

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	435	September 2025	$90,235,313	$77,316
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	225	September 2025	$25,323,047	$(72,509)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
SBBPA	–	Standby Bond Purchase Agreement
ST INTERCEPT	–	State Intercept
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $76,935,130, which represented 3.8% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$1,988,108,401	—
Affiliated Funds	$5,820,084	—	—
	$5,820,084	$1,988,108,401	—
Other Financial Instruments
Futures Contracts	$77,316	—	—
Liabilities
Other Financial Instruments
Futures Contracts	$72,509	—	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended May 31, 2025 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century California Municipal Bond ETF	$5,056	$1,017	—	$(253)	$5,820	120	—	$145
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.